Victory Funds

Supplement dated July 20, 2018

to the Statement of Additional Information

dated March 1, 2018 (“SAI”)

The following is inserted after the section titled “Line of Credit” on page 63 of this SAI.

Securities Lending

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank, N.A. (“Citi”) whereby Citi serves as the Funds’ lending agent and facilitates the Funds’ lending program. Under the terms of the MSLA, each Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The Funds earn interest or dividends on the securities loaned and may also earn a return from the collateral.

The Funds pay various fees in connection with the investment of cash collateral. The Funds pay Citi fees based on the investment income received from securities lending activities.  In its role as securities lending agent, Citi (i) arranges and administers the loan of securities when establishing a loan and the return of securities upon termination of a loan, (ii) collects from borrowers cash, securities or other instruments to serve as collateral for the loans, (iii) monitors the value of securities on loan and the value of the corresponding collateral, (iv) communicates to each borrower the minimum amount of collateral required for each loan and collects additional collateral as required on a daily basis to maintain such minimum, (v) collects or arranges for the collection of any interest, dividends or other distributions related to loaned securities, and (vi) performs other necessary services related to the establishment and maintenance of the Funds’ securities lending program.

The following reflects the dollar amounts of income and fees/compensation related to the Funds’ securities lending activities during the Funds’ fiscal year ended October 31, 2017:

Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Aggregate fees/compensation for securities lending activities	Net income from securities lending activities
Victory Diversified Stock Fund	$33,233	$5,016	$5,016	$28,752
Victory INCORE Fund for Income	$4,295	$699	$699	$4,847
Victory INCORE Investment Grade Convertible Fund	$53,920	$8,180	$8,180	$45,820
Victory NewBridge Large Cap Growth Fund	$—	$—	$—	$—
Victory Special Value Fund	$2,648	$401	$401	$2,280
Victory Strategic Allocation Fund	$—	$—	$—	$—
Victory Sycamore Established Value Fund	$1,275,094	$191,415	$191,415	$1,077,558
Victory Sycamore Small Company Opportunity Fund	$147,379	$22,533	$22,533	$125,390

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Supplement dated July 20, 2018

to the Statement of Additional Information

dated November 1, 2017, as supplemented March 9, 2018 (“SAI”)

The following sections are inserted before “Distributor” on page 68 of the SAI:

Line of Credit. The Funds in the Victory Funds Complex participate in a short-term, demand note line of credit agreement with the Custodian. Under the agreement with the Custodian as of July 29, 2016, the Funds in the Victory Funds Complex may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. Of this amount, $40 million of the line of credit is reserved for use by the Victory Floating Rate Fund, a series of Victory Portfolios, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. The Custodian receives an annual commitment fee of 0.15%. Each Fund in the Victory Funds Complex pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

Securities Lending

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank, N.A. (“Citi”) whereby Citi serves as the Funds’ lending agent and facilitates the Funds’ lending program. Under the terms of the MSLA, each Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The Funds earn interest or dividends on the securities loaned and may also earn a return from the collateral.

The Funds pay various fees in connection with the investment of cash collateral. The Funds pay Citi fees based on the investment income received from securities lending activities.  In its role as securities lending agent, Citi (i) arranges and administers the loan of securities when establishing a loan and the return of securities upon termination of a loan, (ii) collects from borrowers cash, securities or other instruments to serve as collateral for the loans, (iii) monitors the value of securities on loan and the value of the corresponding collateral, (iv) communicates to each borrower the minimum amount of collateral required for each loan and collects additional collateral as required on a daily basis to maintain such minimum, (v) collects or arranges for the collection of any interest, dividends or other distributions related to loaned securities, and (vi) performs other necessary services related to the establishment and maintenance of the Funds’ securities lending program.

The following reflects the dollar amounts of income and fees/compensation related to the Funds’ securities lending activities during the Funds’ fiscal year ended June 30, 2018:

Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Aggregate fees/compensation for securities lending activities	Net income from securities lending activities
Victory INCORE Total Return Bond Fund	$3,223	$483	$483	$2,722
Victory Integrity Discovery Fund	$221,479	$33,222	$33,222	$191,959
Victory Integrity Mid-Cap Value Fund	$14,698	$2,205	$2,205	$12,489
Victory Integrity Small/Mid-Cap Value Fund	$21,404	$3,210	$3,210	$18,162

Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Aggregate fees/compensation for securities lending activities	Net income from securities lending activities
Victory Integrity Small-Cap Value Fund	$1,858,843	$278,827	$278,827	$1,575,069
Victory Munder Mid-Cap Core Growth Fund	$103,990	$15,598	$15,598	$87,289
Victory Munder Multi-Cap Fund	$37,129	$5,570	$5,570	$31,702
Victory Munder Small Cap Growth Fund	$7,893	$1,184	$1,184	$6,658
Victory S&P 500 Index Fund	$9,195	$1,381	$1,381	$7,757
Victory Trivalent Emerging Markets Small-Cap Fund	$6,280	$944	$944	$5,329
Victory Trivalent International Fund — Core Equity	$5,164	$775	$775	$4,421
Victory Trivalent International Small-Cap Fund	$742,740	$111,413	$111,413	$639,958

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Supplement dated July 20, 2018

to the Statement of Additional Information dated May 1, 2018 (“SAI”)

1.              Effective June 29, 2018 Maria Freund was added as a portfolio manager to the Sophus Emerging Markets VIP Fund. Within the section titled “Portfolio Managers” on page 58 of this SAI, the following information about accounts managed as of a recent date is added to the table:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Total Assets Managed (in Millions)
Maria Freund	$3	$381.38	5	$507.07	0	$0	$888.45

2.              Effective June 29, 2018 Maria Freund was added as a portfolio manager to the Sophus Emerging Markets Fund. Within the section titled “Fund Ownership” on pages 58 – 60 of the SAI, Ms. Freund’s ownership information along with the information for two other portfolio managers are replaced with the following:

Portfolio Manager	Fund	Dollar Range of Shares Beneficially Owned as of December 31, 2017
Stephen J. Bishop	RS Growth Fund RS Mid Cap Growth Fund RS Science and Technology Fund RS Select Growth Fund RS Small Cap Equity Fund RS Small Cap Growth Fund	Over $1,000,000 Over $1,000,000 Over $1,000,000 $500,001 - $1,000,000 None $500,001 - $1,000,000

Maria Freund	Sophus Emerging Markets Fund Sophus Emerging Markets Small Cap Fund	None $10,001 - $50,000

Michael Reynal	Sophus Emerging Markets Fund Sophus Emerging Markets Small Cap Fund	$100,001 - $500,000 $50,001 - $100,000

3.              The following section is added after the section titled “Line of Credit” on page 67 of the SAI.

Securities Lending

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank, N.A. (“Citi”) whereby Citi serves as the Funds’ lending agent and facilitates the Funds’ lending program. Under the terms of the MSLA, each Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The Funds earn interest or dividends on the securities loaned and may also earn a return from the collateral.

The Funds pay various fees in connection with the investment of cash collateral. The Funds pay Citi fees based on the investment income received from securities lending activities.  In its role as securities lending agent, Citi (i) arranges and administers the loan of securities when establishing a loan and the return of securities upon termination of a loan, (ii) collects from borrowers cash, securities or other instruments to serve as collateral for the loans, (iii) monitors the value of securities on loan and the value of the corresponding collateral, (iv) communicates to each borrower the minimum amount of collateral required for each loan and collects additional collateral as required on a daily basis to maintain such minimum, (v) collects or arranges for the collection of any interest, dividends or other distributions related to loaned securities, and (vi) performs other necessary services related to the establishment and maintenance of the Funds’ securities lending program.

The following reflects the dollar amounts of income and fees/compensation related to the Funds’ securities lending activities during the Funds’ fiscal year ended December 31, 2017:

Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Aggregate fees/compensation for securities lending activities	Net income from securities lending activities
Victory Global Natural Resources Fund	$176,255	$26,438	$26,438	$124,427
Victory RS Partners Fund	$95,548	$14,332	$14,332	$78,966
Victory RS Value Fund	$81,487	$12,223	$12,223	$67,291
Victory RS Large Cap Alpha Fund	$59,846	$8,977	$8,977	$50,123
Victory RS Investors Fund	$9,643	$1,447	$1,447	$8,212
Victory RS Small Cap Growth Fund	$768,869	$115,330	$115,330	$650,237
Victory RS Select Growth Fund	$94,587	$14,188	$14,188	$81,060
Victory RS Mid Cap Growth Fund	$7,058	$1,059	$1,059	$5,566
Victory RS Growth Fund	$879	$132	$132	$759
Victory RS Science and Technology Fund	$253,154	$37,947	$37,974	$211,099
Victory RS Small Cap Equity Fund	$20,389	$3,058	$3,058	$17,283
Victory RS International Fund	$4,487	$673	$673	$3,840
Victory RS Global Fund	$3,220	$483	$483	$2,712
Victory Sophus Emerging Markets Fund	$75,435	$11,315	$11,315	$63,437
Victory Sophus Emerging Markets Small Cap Fund	$12,412	$1,862	$1,862	$10,656
Victory INCORE Investment Quality Bond Fund	$1,122	$168	$168	$921
Victory INCORE Low Duration Bond Fund	$708	$106	$106	$585
Victory High Yield Fund	$91,667	$13,751	$13,751	$76,612
Victory Tax-Exempt Fund	$—	$—	$—	$—
Victory High Income Municipal Bond Fund	$—	$—	$—	$—
Victory Floating Rate Fund	$—	$—	$—	$—
Victory Strategic Income Fund	$30,538	$4,581	$4,581	$25,205

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.